ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31,	December 31,
	2019	2018

Accounts receivable	$15,098,733	$12,534,236
Allowance for doubtful accounts	(1,467,374)	(644,090)
Total accounts receivable, net	$13,631,359	$11,890,146

Movements of allowance for doubtful accounts
Movements of allowance for doubtful accounts are as follows:

Beginning balance	$644,090	$198,516
Addition	842,179	474,087
Exchange rate effect	(18,895)	(28,513)

Ending balance	$1,467,374	$644,090